Vessels - Acquisitions, Sales and Charter Hire Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant And Equipment [Line Items]
Cash paid for vessel acquisitions	$ 2,454	$ 71,205	$ 313,639
Gain/(loss) on sale of vessels	(1,879)	5,001	19,670
Charter hire expense (Note 5)	0	0	1,905
Opal Queen [Member]
Property Plant And Equipment [Line Items]
Vessel sale		32,753
Gain/(loss) on sale of vessels		5,802
Vergina I I [Member]
Property Plant And Equipment [Line Items]
Vessel sale		9,702
Gain/(loss) on sale of vessels		(801)
Spyros K And Dimitris P [Member]
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels		148,526
Cash paid for vessel acquisitions		66,643
Newly Constructed Vessels [Member]
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels			128,539
Cash paid for vessel acquisitions			94,184
Four Panamax Tankers [Member]
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels			218,013
La Madrina And La Prudencia [Member]
Property Plant And Equipment [Line Items]
Vessel sale	40,219
Gain/(loss) on sale of vessels	(1,879)
Decathlon, Marathon, Parthenon, Hesnes and Victory III [Member]
Property Plant And Equipment [Line Items]
Vessel sale			140,548
Gain/(loss) on sale of vessels			19,670
Nordic Passat [Member]
Property Plant And Equipment [Line Items]
Charter hire expense (Note 5)			1,755
Chartered Vessel [Member]
Property Plant And Equipment [Line Items]
Charter hire expense (Note 5)			$ 150